Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended
	May 28, 2021 USD ($)	May 28, 2021 USD ($)
Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Unrecognized tax benefits income tax penalties and interest accrued	0	0
Underwriting fee	4,600,000	4,600,000
Deferred underwriting fee payable	8,050,000	8,050,000
Other Offering Costs	523,461	523,461
Share issued with Liquidation Preference	23,000,000	23,000,000
Cash held in Trust Account	230,000,000	$ 230,000,000
Offering costs charged to permanent equity	13,173,461
Payment of offering costs	$ 13,173,461